Note 11 - Equity (Notes)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity [Text Block]
EQUITY

We had 68,926,453 common public units outstanding as of December 31, 2016. Additionally, Tesoro owned 34,055,042 of our common units, and 2,100,900 of our general partner units (the 2% general partner interest) as of December 31, 2016, which together constitutes a 34% ownership interest in us.

UNIT ISSUANCE. We closed a registered public offering of 6,325,000 common units representing limited partner interests, including the over-allotment option exercised by the underwriter for the purchase of an additional 825,000 common units, at a public offering price of $47.13 per unit on June 10, 2016. The net proceeds of $293 million were used for general partnership purposes, including debt repayment, acquisitions, capital expenditures and additions to working capital.

ATM PROGRAM. On June 25, 2014, we filed a prospectus supplement to our shelf registration statement filed with the SEC in 2012, authorizing the continuous issuance of up to an aggregate of $200 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program, referred to as our “2014 ATM Program”). The 2014 ATM Program expired during the second quarter of 2015. During the years ended December 31, 2015 and 2014, we issued an aggregate of 819,513 and 199,400 common units under our 2014 ATM Program, generating proceeds of approximately $46 million and $14 million before issuance costs.

On August 24, 2015, we filed a prospectus supplement to our shelf registration statement filed with the Securities and Exchange Commission on August 6, 2015, authorizing the continuous issuance of up to an aggregate of $750 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program, referred to as our “2015 ATM Program”). During the years ended December 31, 2016 and 2015, we issued an aggregate of 1,492,637 and 1,093,483 common units, respectively, under our 2015 ATM Program, generating proceeds of approximately $72 million and $57 million, respectively, before issuance costs. The net proceeds from issuances under the 2015 and 2014 ATM Programs were used for general partnership purposes, including debt repayment, acquisitions, capital expenditures and additions to working capital.

ISSUANCE OF ADDITIONAL SECURITIES. Our partnership agreement authorizes us to issue an unlimited number of additional partnership securities for the consideration and on the terms and conditions determined by our general partner without the approval of the unitholders. Costs associated with the issuance of securities are allocated to all unitholders’ capital accounts based on their ownership interest at the time of issuance.

NET EARNINGS PER UNIT. Our partnership agreement contains provisions for the allocation of net earnings and loss to the unitholders and the general partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss will be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations.

NET EARNINGS PER UNIT (in millions, except per unit amounts)

	Years Ended December 31,
	2016	2015	2014
Net earnings	$315	$249	$56
Net earnings attributable to noncontrolling interest	—	(20)	(3)
Special allocation of net earnings (“Special Allocation”) (a)	3	—	7
Net earnings, excluding noncontrolling interest and including special allocations	318	229	60
General partner’s distributions	(10)	(6)	(5)
General partner’s IDRs (b)	(148)	(69)	(41)
Limited partners’ distributions on common units	(344)	(259)	(157)
Limited partner’s distributions on subordinated units (c)	—	—	(14)
Distributions greater than earnings	$(184)	$(105)	$(157)
General partner’s earnings:
Distributions	$10	$6	$5
General partners IDRs (b)	148	69	41
Allocation of distributions greater than earnings (d)	(27)	(44)	(49)
Total general partner’s earnings (loss)	$131	$31	$(3)
Limited partners’ earnings on common units:
Distributions	$344	$259	$157
Special Allocation	(3)	—	(7)
Allocation of distributions greater than earnings	(157)	(61)	(98)
Total limited partners’ earnings on common units	$184	$198	$52
Limited partner’s earnings on subordinated units (c):
Distributions	$—	$—	$14
Allocation of distributions greater than earnings	—	—	(10)
Total limited partner’s earnings on subordinated units	$—	$—	$4
Weighted average limited partner units outstanding:
Common units - basic	98.2	84.7	54.2
Common unit equivalents	—	0.1	—
Common units - diluted	98.2	84.8	54.2
Subordinated units - basic and diluted (c)	—	—	5.6
Net earnings per limited partner unit:
Common - basic	$1.87	$2.33	$0.96
Common - diluted	$1.87	$2.33	$0.96
Subordinated - basic and diluted	$—	$—	$0.62

(a)
Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations. The adjustment reflects the special allocation to common units held by TLGP for the interest incurred in connection with borrowings on the Dropdown Credit Facility in lieu of using cash on hand to fund the Alaska Storage and Terminalling Assets acquisition during the year ended December 31, 2016.

(b)
IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $10 million of IDRs for the year ended December 31, 2015, waived by TLGP.

(c)
On May 16, 2014, the subordinated units were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. Distributions and the Partnership’s net earnings were allocated to the subordinated units through May 15, 2014.

(d)
We have revised the historical allocation of general partner earnings to include the Predecessors’ losses of $24 million, $43 million and $46 million for the years ended December 31, 2016, 2015 and 2014, respectively.

ALLOCATION OF THE GENERAL PARTNER’S INTEREST IN NET EARNINGS (in millions, except percentage of ownership interest)

	Years Ended December 31,
	2016	2015	2014
Net earnings attributable to partners	$339	$272	$99
General partner’s IDRs	(148)	(69)	(41)
Special Allocation	3	—	7
Net earnings available to partners	$194	$203	$65
General partner’s ownership interest	2.0%	2.0%	2.0%
General partner’s allocated interest in net earnings	$4	$4	$1
General partner’s IDRs	148	69	41
Allocation of Predecessors’ impact to general partner interest	(24)	(43)	(46)
Total general partner’s interest in net earnings (loss)	$128	$30	$(4)

CHANGES IN THE NUMBER OF UNITS OUTSTANDING (in million units)

	Common	Subordinated	General Partner	Total
At December 31, 2013	39.1	15.3	1.1	55.5
Issuances under ATM Program	0.2	—	—	0.2
Conversion in May 2014 of Tesoro’s subordinated units to common units	15.3	(15.3)	—	—
Issuance in July 2014 in connection with the West Coast Logistics Assets acquisition	0.3	—	—	0.3
Issuance in August 2014 used primarily to redeem a portion of our 5.875% Senior Notes due 2020	2.1	—	—	2.1
Issuance in October 2014 to fund the Rockies Natural Gas Business Acquisition	23.0	—	0.5	23.5
Unit-based compensation awards	0.1	—	—	0.1
At December 31, 2014	80.1	—	1.6	81.7
Issuances under ATM Program	1.9	—	—	1.9
Issuance in July 2015 to effect the QEPM Merger	7.1	—	—	7.1
Issuance in November 2015 in connection with the LA Storage and Handling Assets acquisition	4.3	—	0.3	4.6
Unit-based compensation awards	0.1	—	—	0.1
At December 31, 2015	93.5	—	1.9	95.4
Issuances under ATM Program	1.4	—	—	1.4
Issuance of units in June 2016 for cash (a)	6.3	—	—	6.3
Issuance in July 2016 in connection with the Alaska Storage and Terminalling Assets acquisition (b)	0.4	—	0.2	0.6
Issuance in September 2016 in connection with the Alaska Storage and Terminalling Assets acquisition (b)	0.4	—	—	0.4
Issuance in November 2016 in connection with the Northern California Terminalling and Storage Assets acquisition (c)	0.9	—	—	0.9
Unit-based compensation awards	0.1	—	—	0.1
At December 31, 2016	103.0	—	2.1	105.1

(a)
In June 2016, we issued common units representing limited partner interests in a registered public offering, including the over-allotment option exercised by the underwriter for the purchase of common units.

(b)
On July 1 and September 16, 2016, we issued general partner and common units to Tesoro and TLGP in connection with the completion of the Alaska Storage and Terminalling Assets acquisition discussed in Note 2.

(c)	On November 21, 2016, we issued common units to Tesoro and TLGP in connection with the Northern California Terminalling and Storage Assets acquisition discussed in Note 2.

INCENTIVE DISTRIBUTION RIGHTS. The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth under marginal percentage interest in distributions are the percentage interests of our general partner and the unitholders in any available cash from operating surplus we distribute, up to and including the corresponding amount in the column total quarterly distribution per unit target amount. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. For illustrative purposes, the percentage interests set forth below for our general partner assume that there are no arrearages on common units, our general partner has contributed any additional capital necessary to maintain its 2% general partner interest and our general partner owns all of the IDRs.

PERCENTAGE ALLOCATION FOR INCENTIVE DISTRIBUTION RIGHTS

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General Partner	Incentive Distribution Rights
Minimum Quarterly Distribution	$0.337500	98%	2%	—
First Target Distribution	Above $0.337500 up to $0.388125	98%	2%	—
Second Target Distribution	Above $0.388125 up to $0.421875	85%	2%	13%
Third Target Distribution	Above $0.421875 up to $0.506250	75%	2%	23%
Thereafter	Above $0.506250	50%	2%	48%

In connection with the North Dakota Gathering and Processing Assets acquisition, our general partner agreed to ratably reduce its quarterly distributions with respect to incentive distribution rights by $100 million with respect to distributions during 2017 and 2018.

DISTRIBUTIONS FOR ACQUISITIONS. Distributions to unitholders and general partner include $760 million, $250 million, and $243 million in cash payments for acquisitions from Tesoro during 2016, 2015 and 2014, respectively. As an entity under common control with Tesoro, we record the assets that we acquire from Tesoro in our consolidated balance sheets at Tesoro’s historical book value instead of fair value, and any excess of amounts paid over the historical book value of the assets acquired from Tesoro is recorded within equity. As a result of this accounting treatment, these transactions resulted in net decreases of $443 million, $211 million and $214 million in our equity balance during 2016, 2015 and 2014, respectively.

CASH DISTRIBUTIONS. Our partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the limited partner unitholders and general partner will receive. On January 18, 2017, in accordance with our partnership agreement, we announced the declaration of a quarterly cash distribution, based on the results of the fourth quarter of 2016, totaling $140 million, or $0.910 per limited partner unit. This distribution was paid on February 14, 2017 to unitholders of record on February 3, 2017.

TOTAL QUARTERLY CASH DISTRIBUTIONS TO GENERAL AND LIMITED PARTNERS (in millions)

	Years Ended December 31,
	2016 (a)	2015 (a)	2014 (a)
General partner’s distributions:
General partner’s distributions	$(10)	$(6)	$(5)
General partner’s IDRs (b)	(148)	(69)	(41)
Total general partner’s distributions	$(158)	$(75)	$(46)

Limited partners’ distributions:
Common	$(344)	$(259)	$(157)
Subordinated	—	—	(14)
Total limited partners’ distributions	(344)	(259)	(171)
Total Cash Distributions	$(502)	$(334)	$(217)

(a)	Our distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions are earned.

(b)	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.